Form N-CSR Cover	12 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS INSTITUTIONAL MONEY MARKET PORTFOLIO, A SERIES OF THE MFS SERIES TRUST XIV
Entity Central Index Key	0001392417
Document Period End Date	Aug. 31, 2024